STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 2.3%
Adient PLC	66,204	[a]	2,817,642
Autoliv, Inc.	54,406		5,491,198
Fox Factory Holding Corp.	30,249	[a]	3,384,863
Gentex Corp.	163,408		5,487,241
Harley-Davidson, Inc.	92,135		3,557,332
Lear Corp.	41,423		6,410,623
The Goodyear Tire & Rubber Company	196,686	[a]	3,162,711
Thor Industries, Inc.	38,162	[b]	4,407,329
Visteon Corp.	19,687	[a]	3,033,570
			37,752,509
Banks - 5.8%
Associated Banc-Corp	102,939		1,950,694
Bank OZK	76,450	[b]	3,343,159
Cadence Bank	129,742		3,250,037
Cathay General Bancorp	49,897		1,898,082
Columbia Banking System, Inc.	147,541		3,297,541
Commerce Bancshares, Inc.	79,215		4,212,654
Cullen/Frost Bankers, Inc.	45,358		4,924,972
East West Bancorp, Inc.	98,518		6,128,805
F.N.B. Corp.	249,829		3,195,313
First Financial Bankshares, Inc.	92,547		3,016,107
First Horizon Corp.	373,873		5,095,889
Glacier Bancorp, Inc.	78,814		2,577,218
Hancock Whitney Corp.	60,226		2,650,546
Home BancShares, Inc.	131,518		3,197,203
International Bancshares Corp.	38,049		1,888,752
New York Community Bancorp, Inc.	510,416		7,079,470
Old National Bancorp	203,003		3,457,141
Pinnacle Financial Partners, Inc.	53,527		4,062,699
Prosperity Bancshares, Inc.	65,651		4,157,021
SouthState Corp.	52,853		4,105,093
Synovus Financial Corp.	101,830		3,452,037
Texas Capital Bancshares, Inc.	34,415	[a]	2,197,398
UMB Financial Corp.	31,532		2,238,772
United Bankshares, Inc.	93,525		3,127,476
Valley National Bancorp	302,069	[b]	3,099,228
Webster Financial Corp.	122,635		5,803,088
Wintrust Financial Corp.	43,712		3,687,544
			97,093,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 15.3%
Acuity Brands, Inc.	22,149		3,659,901
Advanced Drainage Systems, Inc.	43,965		5,363,290
AECOM	97,747		8,503,989
AGCO Corp.	43,677		5,813,409
Builders FirstSource, Inc.	90,050	[a]	13,005,921
BWX Technologies, Inc.	63,714		4,396,266
Carlisle Cos., Inc.	35,820		9,929,304
Chart Industries, Inc.	29,490	[a,b]	5,371,898
Crane Co.	34,167		3,201,106
Curtiss-Wright Corp.	26,994		5,165,572
Donaldson Co., Inc.	85,434		5,367,818
EMCOR Group, Inc.	33,451		7,193,303
EnerSys	28,500		3,087,120
Esab Corp.	35,773		2,457,605
Flowserve Corp.	91,751		3,464,518
Fluor Corp.	102,404	[a]	3,172,476
Fortune Brands Innovations, Inc.	89,063		6,329,707
GATX Corp.	25,018	[b]	3,136,256
Graco, Inc.	118,405		9,393,069
Hexcel Corp.	58,966		4,167,717
Hubbell, Inc.	37,686		11,758,032
ITT, Inc.	58,156		5,792,338
Lennox International, Inc.	22,711		8,344,930
Lincoln Electric Holdings, Inc.	40,515		8,131,766
MasTec, Inc.	41,538	[a]	4,891,099
MDU Resources Group, Inc.	141,359		3,126,861
Mercury Systems, Inc.	41,424	[a]	1,573,284
MSC Industrial Direct Co., Inc., Cl. A	32,668		3,296,855
nVent Electric PLC	116,954		6,184,528
Oshkosh Corp.	45,602		4,198,576
Owens Corning	63,352		8,868,646
Regal Rexnord Corp.	46,629	[b]	7,282,517
Simpson Manufacturing Co., Inc.	29,956		4,733,048
Sunrun, Inc.	148,799	[a]	2,824,205
Terex Corp.	47,849		2,805,387
The Middleby Corp.	37,597	[a]	5,709,104
The Timken Company	46,435		4,311,954
The Toro Company	73,336		7,454,604
Trex Co., Inc.	76,486	[a]	5,288,242
UFP Industries, Inc.	43,236		4,442,931
Univar Solutions, Inc.	111,022	[a]	4,012,335
Valmont Industries, Inc.	14,831		3,926,507
Vicor Corp.	15,462	[a]	1,426,679
Watsco, Inc.	23,524	[b]	8,896,542

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 15.3% (continued)
Watts Water Technologies, Inc., Cl. A	19,555		3,647,594
WESCO International, Inc.	31,552		5,539,585
Woodward, Inc.	42,231		5,083,768
			255,732,162
Commercial & Professional Services - 4.4%
ASGN, Inc.	34,283	[a]	2,616,479
CACI International, Inc., Cl. A	16,059	[a]	5,627,716
Clean Harbors, Inc.	35,159	[a]	5,845,535
Concentrix Corp.	30,641		2,550,557
ExlService Holdings, Inc.	23,111	[a]	3,257,495
Exponent, Inc.	35,251		3,157,785
FTI Consulting, Inc.	23,910	[a]	4,188,076
Genpact Ltd.	118,608		4,280,563
Insperity, Inc.	25,610		3,013,017
KBR, Inc.	95,551		5,875,431
ManpowerGroup, Inc.	34,763		2,742,105
MAXIMUS, Inc.	43,305		3,627,227
MSA Safety, Inc.	25,776		4,278,816
Paylocity Holding Corp.	28,899	[a]	6,555,738
Science Applications International Corp.	38,095		4,622,447
Stericycle, Inc.	63,776	[a]	2,709,842
Tetra Tech, Inc.	37,491		6,343,852
The Brink's Company	33,423		2,438,542
			73,731,223
Consumer Discretionary Distribution - 3.6%
AutoNation, Inc.	22,146	[a]	3,565,063
Dick's Sporting Goods, Inc.	42,842		6,040,722
Five Below, Inc.	39,130	[a]	8,152,344
Foot Locker, Inc.	56,733		1,524,416
GameStop Corp., Cl. A	177,479	[a,b]	3,940,034
Kohl's Corp.	78,496		2,233,211
Lithia Motors, Inc.	19,339		6,005,340
Macy's, Inc.	189,121	[b]	3,137,517
Murphy USA, Inc.	13,958		4,285,525
Nordstrom, Inc.	79,517	[b]	1,837,638
Ollie's Bargain Outlet Holdings, Inc.	40,368	[a]	2,942,020
RH	12,553	[a,b]	4,872,698
The Gap, Inc.	154,702	[b]	1,593,431
Valvoline, Inc.	99,739		3,787,090
Williams-Sonoma, Inc.	46,168	[b]	6,400,732
			60,317,781
Consumer Durables & Apparel - 4.9%
Brunswick Corp.	49,678		4,287,708
Capri Holdings Ltd.	89,528	[a]	3,304,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Durables & Apparel - 4.9% (continued)
Carter's, Inc.	25,752	[b]	1,931,658
Columbia Sportswear Co.	24,210		1,903,148
Crocs, Inc.	43,561	[a]	4,719,834
Deckers Outdoor Corp.	18,512	[a]	10,064,789
Helen of Troy Ltd.	17,160	[a]	2,424,708
KB Home	56,569		3,053,029
Leggett & Platt, Inc.	94,410		2,762,437
Mattel, Inc.	248,683	[a]	5,296,948
Polaris, Inc.	37,597		5,107,176
PVH Corp.	43,848		3,930,535
Skechers USA, Inc., Cl. A	94,329	[a]	5,242,806
Taylor Morrison Home Corp.	75,516	[a]	3,656,485
Tempur Sealy International, Inc.	120,622	[b]	5,383,360
Toll Brothers, Inc.	72,566		5,829,227
TopBuild Corp.	22,314	[a]	6,112,474
Topgolf Callaway Brands Corp.	99,673	[a]	1,990,470
Under Armour, Inc., Cl. A	137,670	[a]	1,109,620
Under Armour, Inc., Cl. C	124,531	[a]	924,020
YETI Holdings, Inc.	60,956	[a,b]	2,596,726
			81,631,636
Consumer Services - 4.2%
Aramark	183,226		7,396,834
Boyd Gaming Corp.	53,774		3,673,840
Choice Hotels International, Inc.	18,603	[b]	2,432,342
Churchill Downs, Inc.	46,246		5,357,599
Graham Holdings Co., Cl. B	2,594		1,522,030
Grand Canyon Education, Inc.	22,035	[a]	2,391,899
H&R Block, Inc.	105,388		3,542,091
Hilton Grand Vacations, Inc.	54,172	[a]	2,518,998
Light & Wonder, Inc.	63,996	[a]	4,498,919
Marriott Vacations Worldwide Corp.	25,899		3,328,280
Papa John's International, Inc.	20,906		1,728,926
Penn Entertainment, Inc.	107,955	[a,b]	2,838,137
Planet Fitness, Inc., Cl. A	59,425	[a]	4,013,564
Service Corp. International	106,445		7,094,559
Texas Roadhouse, Inc.	46,935		5,235,599
The Wendy's Company	120,710		2,594,058
Travel + Leisure Co.	53,849		2,193,270
Wingstop, Inc.	20,850		3,514,893
Wyndham Hotels & Resorts, Inc.	60,442		4,709,641
			70,585,479
Consumer Staples Distribution - 1.9%
BJ's Wholesale Club Holdings, Inc.	94,408	[a]	6,260,194
Casey's General Stores, Inc.	26,202		6,620,197

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Staples Distribution - 1.9% (continued)
Grocery Outlet Holding Corp.	63,604	[a]	2,127,554
Performance Food Group Co.	109,723	[a]	6,557,046
Sprouts Farmers Market, Inc.	72,497	[a]	2,845,507
US Foods Holding Corp.	159,955	[a]	6,834,877
			31,245,375
Energy - 4.5%
Antero Midstream Corp.	240,564		2,872,334
Antero Resources Corp.	193,867	[a]	5,185,942
ChampionX Corp.	138,161		4,918,532
Chord Energy Corp.	29,158		4,573,141
CNX Resources Corp.	114,726	[a]	2,340,410
DT Midstream, Inc.	67,410		3,607,783
Equitrans Midstream Corp.	302,242		3,134,250
HF Sinclair Corp.	90,995		4,739,930
Matador Resources Co.	78,865		4,387,260
Murphy Oil Corp.	102,117		4,418,603
NOV, Inc.	280,100		5,624,408
Ovintiv, Inc.	171,924	[b]	7,923,977
PBF Energy, Inc., Cl. A	77,239		3,664,218
PDC Energy, Inc.	62,266		4,725,367
Range Resources Corp.	168,288		5,289,292
Southwestern Energy Co.	767,791	[a]	4,975,286
Valaris Ltd.	42,570	[a]	3,269,376
			75,650,109
Equity Real Estate Investment - 6.9%
Agree Realty Corp.	66,017	[c]	4,276,581
Apartment Income REIT Corp.	105,970	[c]	3,660,204
Brixmor Property Group, Inc.	211,349	[c]	4,806,076
Corporate Office Properties Trust	77,798	[c]	2,022,748
Cousins Properties, Inc.	104,913	[c]	2,563,025
CubeSmart	158,400	[b,c]	6,868,224
EastGroup Properties, Inc.	31,306	[c]	5,546,797
EPR Properties	51,971	[c]	2,319,985
Equity Lifestyle Properties, Inc.	121,735	[c]	8,665,097
Extra Space Storage, Inc.	100	[c]	13,957
First Industrial Realty Trust, Inc.	93,342	[c]	4,825,781
Healthcare Realty Trust, Inc.	268,284	[c]	5,239,587
Highwoods Properties, Inc.	75,658	[c]	1,911,878
Independence Realty Trust, Inc.	155,078	[c]	2,642,529
Kilroy Realty Corp.	75,789	[c]	2,705,667
Kite Realty Group Trust	152,505	[c]	3,489,314
Lamar Advertising Co., Cl. A	61,714	[c]	6,091,172
Medical Properties Trust, Inc.	417,537	[b,c]	4,212,948
National Storage Affiliates Trust	57,404	[c]	1,939,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Equity Real Estate Investment - 6.9% (continued)
NNN REIT, Inc.	127,240	[c]	5,430,603
Omega Healthcare Investors, Inc.	163,538	[b,c]	5,216,862
Park Hotels & Resorts, Inc.	152,728	[c]	2,081,683
Physicians Realty Trust	164,500	[c]	2,424,730
Potlatchdeltic Corp.	57,243	[b,c]	3,069,942
Rayonier, Inc.	103,526	[c]	3,428,781
Rexford Industrial Realty, Inc.	141,501	[c]	7,795,290
Sabra Health Care REIT, Inc.	166,083	[c]	2,157,418
Spirit Realty Capital, Inc.	97,950	[c]	3,950,323
STAG Industrial, Inc.	124,814	[c]	4,530,748
Vornado Realty Trust	112,541	[b,c]	2,529,922
			116,417,553
Financial Services - 4.4%
Affiliated Managers Group, Inc.	25,340		3,513,138
Annaly Capital Management, Inc.	345,242	[c]	6,935,912
Essent Group Ltd.	74,348		3,687,661
Euronet Worldwide, Inc.	32,985	[a]	2,898,392
Evercore, Inc., Cl. A	24,869		3,358,807
Federated Hermes, Inc.	61,031		2,064,679
FirstCash Holdings, Inc.	25,886		2,466,418
Interactive Brokers Group, Inc., Cl. A	72,376		6,320,596
Janus Henderson Group PLC	91,853		2,695,886
Jefferies Financial Group, Inc.	132,316		4,867,906
MGIC Investment Corp.	202,044		3,382,217
SEI Investments Co.	70,795		4,459,377
SLM Corp.	171,480		2,774,546
Starwood Property Trust, Inc.	222,447	[b,c]	4,613,551
Stifel Financial Corp.	75,325		4,786,150
The Western Union Company	260,886		3,177,591
Voya Financial, Inc.	69,280		5,144,733
WEX, Inc.	30,176	[a]	5,713,826
			72,861,386
Food, Beverage & Tobacco - 1.9%
Celsius Holdings, Inc.	28,411	[a]	4,111,072
Coca-Cola Consolidated, Inc.	3,306		2,094,053
Darling Ingredients, Inc.	112,110	[a]	7,763,617
Flowers Foods, Inc.	134,460		3,322,507
Ingredion, Inc.	46,358		5,157,791
Lancaster Colony Corp.	14,088		2,713,771
Pilgrim's Pride Corp.	31,630	[a]	783,475
Post Holdings, Inc.	38,190	[a]	3,257,607
The Boston Beer Company, Inc., Cl. A	6,534	[a,b]	2,426,989
			31,630,882

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 5.7%
Acadia Healthcare Co., Inc.	64,104	[a]	5,066,139
Amedisys, Inc.	22,459	[a]	2,040,176
Chemed Corp.	10,501		5,471,966
Doximity, Inc., Cl. A	83,099	[a,b]	2,969,127
Encompass Health Corp.	69,878		4,614,044
Enovis Corp.	34,065	[a]	2,176,754
Envista Holdings Corp.	114,284	[a]	3,932,512
Globus Medical, Inc., Cl. A	56,184	[a]	3,386,210
Haemonetics Corp.	35,318	[a]	3,257,732
HealthEquity, Inc.	60,163	[a]	4,087,474
ICU Medical, Inc.	14,085	[a]	2,509,665
Inari Medical, Inc.	36,640	[a]	2,091,045
Integra LifeSciences Holdings Corp.	49,775	[a]	2,263,269
Lantheus Holdings, Inc.	47,811	[a]	4,135,173
LivaNova PLC	38,572	[a]	2,254,533
Masimo Corp.	34,098	[a]	4,170,185
Neogen Corp.	150,207	[a]	3,483,300
Omnicell, Inc.	31,785	[a]	2,007,223
Option Care Health, Inc.	116,617	[a]	3,939,322
Patterson Cos., Inc.	63,045		2,073,550
Penumbra, Inc.	26,885	[a]	8,155,834
Progyny, Inc.	53,629	[a]	2,239,547
QuidelOrtho Corp.	37,579	[a]	3,282,901
R1 RCM, Inc.	97,805	[a]	1,690,070
Shockwave Medical, Inc.	25,846	[a]	6,735,468
STAAR Surgical Co.	34,797	[a]	1,905,832
Tenet Healthcare Corp.	71,750	[a]	5,361,877
			95,300,928
Household & Personal Products - .5%
BellRing Brands, Inc.	92,784	[a]	3,335,585
Coty, Inc., Cl. A	261,977	[a]	3,154,203
Energizer Holdings, Inc.	47,528		1,696,750
			8,186,538
Insurance - 3.8%
American Financial Group, Inc.	49,318		5,997,562
Brighthouse Financial, Inc.	46,059	[a]	2,401,056
CNO Financial Group, Inc.	82,331		2,117,553
First American Financial Corp.	72,782		4,612,923
Kemper Corp.	44,012		2,243,292
Kinsale Capital Group, Inc.	15,309		5,704,593
Old Republic International Corp.	192,025		5,294,129
Primerica, Inc.	25,542		5,432,783
Reinsurance Group of America, Inc.	46,989		6,594,906
RenaissanceRe Holdings Ltd.	35,094		6,554,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 3.8% (continued)
RLI Corp.	28,217		3,764,430
Selective Insurance Group, Inc.	42,567		4,392,489
The Hanover Insurance Group, Inc.	24,648		2,797,055
Unum Group	130,221		6,330,043
			64,236,969
Materials - 7.4%
Alcoa Corp.	125,167		4,529,794
AptarGroup, Inc.	46,208		5,612,424
Ashland, Inc.	34,254		3,129,445
Avient Corp.	61,490		2,492,190
Axalta Coating Systems Ltd.	155,058	[a]	4,961,856
Berry Global Group, Inc.	82,952		5,439,163
Cabot Corp.	38,757		2,751,747
Cleveland-Cliffs, Inc.	362,408	[a]	6,396,501
Commercial Metals Co.	81,831		4,682,370
Crown Holdings, Inc.	83,904		7,782,935
Eagle Materials, Inc.	25,148		4,636,537
Graphic Packaging Holding Co.	214,333		5,186,859
Greif, Inc., Cl. A	18,987		1,404,468
Knife River Corp.	36,697	[a]	1,595,219
Louisiana-Pacific Corp.	49,826		3,793,253
MP Materials Corp.	67,080	[a,b]	1,599,858
NewMarket Corp.	4,704		2,124,797
Olin Corp.	84,525		4,875,402
Reliance Steel & Aluminum Co.	41,399		12,124,111
Royal Gold, Inc.	46,035		5,530,645
RPM International, Inc.	90,663		9,366,395
Sensient Technologies Corp.	29,300		1,876,372
Silgan Holdings, Inc.	60,133		2,636,832
Sonoco Products Co.	68,153		3,996,492
The Chemours Company	106,104		3,923,726
The Scotts Miracle-Gro Company	28,986		2,030,179
U.S. Steel Corp.	157,219	[b]	4,009,084
Westlake Corp.	24,080		3,311,000
Worthington Industries, Inc.	21,266		1,586,869
			123,386,523
Media & Entertainment - 1.6%
Cable One, Inc.	3,312		2,397,689
Nexstar Media Group, Inc.	25,235	[b]	4,711,879
TEGNA, Inc.	160,343		2,709,797
The New York Times Company, Cl. A	115,235		4,696,979
TripAdvisor, Inc.	73,628	[a]	1,373,162
World Wrestling Entertainment, Inc., Cl. A	30,302		3,181,710

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 1.6% (continued)
Ziff Davis, Inc.	33,971	[a]	2,463,577
ZoomInfo Technologies, Inc.	189,154	[a]	4,836,668
			26,371,461
Pharmaceuticals Biotechnology & Life Sciences - 3.4%
Arrowhead Pharmaceuticals, Inc.	73,876	[a]	2,550,200
Azenta, Inc.	45,846	[a]	2,153,845
Bruker Corp.	70,038		4,813,011
Exelixis, Inc.	229,248	[a]	4,518,478
Halozyme Therapeutics, Inc.	92,713	[a]	3,982,950
Jazz Pharmaceuticals PLC	45,348	[a]	5,914,286
Medpace Holdings, Inc.	17,386	[a]	4,401,614
Neurocrine Biosciences, Inc.	68,314	[a]	6,960,513
Perrigo Co. PLC	93,833		3,438,041
Repligen Corp.	36,409	[a]	6,246,328
Sotera Health Co.	69,841	[a,b]	1,325,582
Syneos Health, Inc.	72,619	[a]	3,079,772
United Therapeutics Corp.	32,995	[a]	8,008,546
			57,393,166
Real Estate Management & Development - .3%
Jones Lang LaSalle, Inc.	33,444	[a]	5,570,098
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems, Inc.	46,030	[a]	2,375,608
Amkor Technology, Inc.	71,512		2,080,284
Cirrus Logic, Inc.	38,533	[a]	3,113,466
Lattice Semiconductor Corp.	96,791	[a]	8,802,174
MACOM Technology Solutions Holdings, Inc.	37,227	[a]	2,602,912
MKS Instruments, Inc.	40,788		4,452,826
Power Integrations, Inc.	39,791		3,865,298
Silicon Laboratories, Inc.	22,142	[a]	3,302,258
Synaptics, Inc.	28,086	[a]	2,536,447
Universal Display Corp.	30,502		4,449,632
Wolfspeed, Inc.	87,496	[a,b]	5,765,986
			43,346,891
Software & Services - 2.8%
ACI Worldwide, Inc.	74,144	[a]	1,719,399
Aspen Technology, Inc.	20,750	[a]	3,703,875
Blackbaud, Inc.	32,392	[a]	2,443,976
Commvault Systems, Inc.	30,779	[a]	2,398,607
Dropbox, Inc., CI. A	189,991	[a]	5,120,257
Dynatrace, Inc.	152,401	[a]	8,334,811
Envestnet, Inc.	38,120	[a]	2,362,678
Kyndryl Holdings, Inc.	146,070	[a]	1,995,316
Manhattan Associates, Inc.	43,643	[a]	8,319,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 2.8% (continued)
NCR Corp.	98,774	[a]	2,655,045
Qualys, Inc.	23,652	[a]	3,282,898
Teradata Corp.	71,149	[a]	4,044,821
			46,380,912
Technology Hardware & Equipment - 4.9%
Arrow Electronics, Inc.	39,815	[a]	5,675,230
Avnet, Inc.	64,873		3,146,341
Belden, Inc.	29,693		2,869,532
Calix, Inc.	39,717	[a]	1,791,634
Ciena Corp.	103,646	[a]	4,373,861
Cognex Corp.	121,495		6,636,057
Coherent Corp.	97,450	[a]	4,615,232
Crane NXT Co.	34,167		2,020,978
IPG Photonics Corp.	21,824	[a]	2,868,765
Jabil, Inc.	93,462		10,343,440
Littelfuse, Inc.	17,328		5,278,109
Lumentum Holdings, Inc.	49,199	[a]	2,576,060
National Instruments Corp.	91,475		5,397,025
Novanta, Inc.	24,969	[a]	4,417,016
Super Micro Computer, Inc.	32,091	[a]	10,598,695
TD SYNNEX Corp.	29,026		2,865,156
Vishay Intertechnology, Inc.	91,229		2,568,096
Vontier Corp.	108,988		3,370,999
Xerox Holdings Corp.	78,592		1,255,900
			82,668,126
Telecommunication Services - .4%
Frontier Communications Parent, Inc.	154,703	[a]	2,817,142
Iridium Communications, Inc.	87,878		4,617,989
			7,435,131
Transportation - 2.8%
Avis Budget Group, Inc.	16,769	[a]	3,694,043
GXO Logistics, Inc.	82,895	[a]	5,559,768
Hertz Global Holdings, Inc.	108,651	[a]	1,830,769
JetBlue Airways Corp.	231,977	[a]	1,802,461
Kirby Corp.	42,001	[a]	3,422,241
Knight-Swift Transportation Holdings, Inc.	112,722		6,847,861
Landstar System, Inc.	25,125		5,115,199
Ryder System, Inc.	32,771		3,347,558
Saia, Inc.	18,662	[a]	7,896,639
Werner Enterprises, Inc.	42,520		1,999,290
XPO, Inc.	82,316	[a]	5,699,560
			47,215,389

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Utilities - 3.2%
ALLETE, Inc.		40,995		2,354,343
Black Hills Corp.		46,735		2,819,523
Essential Utilities, Inc.		169,382		7,163,165
Hawaiian Electric Industries, Inc.		75,700		2,906,123
IDACORP, Inc.		35,722		3,672,936
National Fuel Gas Co.		63,476		3,371,210
New Jersey Resources Corp.		69,281		3,096,861
NorthWestern Corp.		43,681		2,466,666
OGE Energy Corp.		141,041		5,098,632
ONE Gas, Inc.		38,612	[b]	3,055,368
Ormat Technologies, Inc.		36,403	[b]	2,959,564
PNM Resources, Inc.		61,245		2,745,001
Portland General Electric Co.		68,267		3,254,288
Southwest Gas Holdings, Inc.		45,428		2,995,522
Spire, Inc.		36,393		2,313,503
UGI Corp.		147,595		3,983,589
				54,256,294
Total Common Stocks (cost $1,045,404,088)				1,666,398,460
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,449,384)	5.38	8,449,384	[d]	8,449,384

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,555,766)	5.38	8,555,766	[d]	8,555,766
Total Investments (cost $1,062,409,238)		100.5%		1,683,403,610
Liabilities, Less Cash and Receivables		(.5%)		(8,005,634)
Net Assets		100.0%		1,675,397,976

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $90,672,800 and the value of the collateral was $91,532,272, consisting of cash collateral of $8,555,766 and U.S. Government & Agency securities valued at $82,976,506. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	35	9/15/2023	9,118,142	9,601,900	483,758
Gross Unrealized Appreciation				483,758

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,666,398,460	-	-	1,666,398,460
Investment Companies	17,005,150	-	-	17,005,150
Other Financial Instruments:
Futures††	483,758	-	-	483,758

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2023, accumulated net unrealized appreciation on investments was $621,478,130, consisting of $694,064,448 gross unrealized appreciation and $72,586,318 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.